Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.05%
Argentina — 2.81%
Globant SA(a)	44,857	$10,577,729

Brazil — 13.55%
Armac Locacao Logistica E Servicos SA(a)	883,000	2,550,354
BR Advisory Partners(a)	899,600	2,868,842
CI&T, Inc.(a)	260,514	1,159,287
Grupo Mateus SA(a)	4,950,300	6,874,167
Hypera SA	895,800	5,744,185
Locaweb Servicos de Internet SA(a)(b)(c)	5,201,100	5,721,262
MercadoLibre, Inc.(a)	2,313	3,959,417
Pagseguro Digital Ltd., Class A(a)	176,953	2,277,385
Patria Investments Ltd.(a)	451,839	6,447,743
Raia Drogasil SA(a)	897,208	4,581,565
Track & Field Co. SA(a)	861,300	2,312,098
Vinci Partners Invest Ltd.(a)	319,185	3,357,826
XP, Inc., Class A (a)	130,227	3,200,980
		51,055,111
China — 13.29%
Adicon Holdings Ltd.(a)	1,558,100	1,847,495
Aier Eye Hospital Group Co., Ltd.(a)	1,359,600	2,442,201
Alibaba Group Holding Ltd. (a)	216,000	1,937,305
ANTA Sports Products Ltd.	453,500	3,827,756
Beijing Huafeng Test & Control Technology Co., Ltd.(a)	54,400	583,477
Centre Testing International Group Company Ltd.(a)	1,245,500	2,049,402
Chaoju Eye Care Holdings Ltd.(a)	4,173,000	1,961,890
China Yongda Automobiles Services Holdings Ltd.	6,195,000	1,591,491
CSPC Pharmaceutical Group Ltd.	3,028,720	2,228,204
Guangzhou Kingmed Diagnostics Group Co., Ltd.(a)	162,500	1,188,900
Hangzhou Tigermed Consulting Co., Ltd.(a)	256,134	1,455,610
JD.com, Inc.(a)	148,500	1,674,510
Man Wah Holdings Ltd.(a)	4,972,200	3,099,451
ManpowerGroup Greater China Ltd.(a)(c)	1,494,550	1,136,198
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	1,347,300	3,334,750
Shenzhen Mindray Bio-Medical Electronics Co.(a)	61,200	2,302,728
Silergy Corporation(a)	865,288	10,647,349
Suofeiya Home Collection Co., Ltd., CLASS A(a)	1,407,486	3,060,256
TK Group Holdings Ltd.(a)	10,499,117	1,811,311
Yum China Holdings Inc(a)	54,100	1,861,365
		50,041,649
Colombia — 1.18%
Parex Resources, Inc.	269,031	4,454,898

	Shares	Fair Value
COMMON STOCKS — 99.05% (continued)
Greece — 1.05%
Sarantis SA(a)	418,362	$3,968,902

Hong Kong — 3.19%
Chervon Holdings Ltd(a)	746,100	1,528,860
Plover Bay Technologies Ltd.(a)(c)	9,628,000	2,464,630
Techtronic Industries Co., Ltd.	755,400	8,023,205
		12,016,695
India — 11.77%
Ajanta Pharma Ltd.(a)	116,019	3,039,554
Bajaj Finance Ltd.(a)	34,611	2,863,704
Cera Sanitaryware Ltd.(a)	29,843	2,963,436
City Union Bank Ltd.(a)	1,267,053	2,212,114
Five-Star Business(a)	239,463	2,198,831
Gulf Oil Lubricants India Ltd.	324,958	3,117,181
HCL Technologies Ltd.	71,472	1,354,995
Home First Finance Co. India Ltd.(a)(b)(c)	226,876	2,688,769
IndiaMart InterMesh Ltd.(a)(b)(c)	169,870	5,154,790
Indigo Paints Ltd(a)	146,208	2,540,381
Kotak Mahindra Bank Ltd.(a)	194,666	4,276,885
Mankind Pharma Ltd.(a)	102,546	2,458,440
Metropolis Healthcare Ltd.(a)(b)(c)	100,012	1,965,527
Motherson Sumi Wiring India Ltd.(a)	5,253,786	4,115,689
SJS Enterprises Ltd.(a)	464,559	3,362,672
		44,312,968
Indonesia — 5.48%
Ace Hardware Indonesia Tbk PT(a)	31,647,100	1,703,734
Arwana Citramulia Tbk PT(a)	41,025,200	1,780,878
Avia Avian Tbk PT(a)	93,223,400	3,426,462
Bank BTPN Syariah Tbk PT(a)	21,107,600	2,124,783
Metrodata Electronics Tbk(a)	100,348,900	3,306,808
Selamat Sempurna Tbk PT(a)	35,850,000	4,589,164
Ultrajaya Milk Industry & Trading Co.(a)	34,286,900	3,693,773
		20,625,602
Korea (Republic Of) — 1.20%
Innox Advanced Materials(a)	59,705	1,219,744
Ray Co Ltd/KR(a)	90,000	1,281,914
SOLUM Co Ltd(a)	98,522	2,022,031
		4,523,689
Malaysia — 0.80%
Mr DIY Group Berhad(a)	10,263,100	2,995,005

Mexico — 6.46%
Arca Continental COM NPV	450,900	5,127,180
Bolsa Mexicana de Valores SAB(a)	1,512,500	3,074,448
Grupo Financiero Banorte SAB de CV(a)	272,700	2,773,320
Grupo Rotoplas SAB de CV(a)	1,585,443	2,557,538
Regional SAB de CV(a)	891,000	8,247,420
Vesta Real Estate Corporation - ADR	67,516	2,560,206
		24,340,112
Philippines — 3.93%
Century Pacific Food, Inc.(a)	5,124,400	3,003,361
Concepcion Industrial Corporation(a)(b)	1,861,792	415,860
Philippine Seven Corporation(a)	791,050	1,117,637

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.05% (continued)
Philippines — 3.93% (continued)
Puregold Price Club, Inc.(a)	6,467,600	$3,198,138
Robinsons Land Corporation(a)	8,321,200	2,366,526
Wilcon Depot, Inc.(a)	12,081,400	4,706,202
		14,807,724
Poland — 4.86%
Auto Partner SA	426,942	2,737,416
Dino Polska SA(a)(b)(c)	52,974	5,717,857
Inter Cars SA(a)	56,190	7,676,689
Text SA	90,164	2,184,402
		18,316,364
Singapore — 2.35%
iFast Corporation(a)	990,100	5,430,193
Keppel DC REIT(a)	1,464,800	1,839,535
Riverstone Holdings Ltd.	3,019,200	1,570,786
		8,840,514
South Africa — 1.88%
Clicks Group Ltd.(a)	295,660	4,752,683
Italtile Ltd.(a)	3,636,472	2,330,922
		7,083,605
South Korea — 5.01%
Coupang, Inc(a)	138,362	1,937,068
Douzone Bizon Co., Ltd(a)	113,973	4,080,016
Eo Technics Co., Ltd.(a)	28,124	3,598,091
Hyundai Ezwel Co., Ltd.(a)	478,474	2,038,473
LEENO Industrial, Inc.(a)	31,302	4,657,509
Tokai Carbon Korea Co., Ltd.(a)	32,334	2,557,727
		18,868,884
Taiwan — 11.63%
91APP, Inc.(a)	598,000	1,841,611
Acer E-Enabling Service Business, Inc.(a)	170,000	1,558,688
Asia Vital Components Co., Ltd.(a)	227,000	3,082,518
ASPEED Technology, Inc.(a)	25,000	2,455,140
FineTek Co. Ltd.(a)	1,050,818	3,162,268
Gem Services, Inc(a)	881,000	1,854,380
M3 Technology, Inc.(a)	855,000	4,835,071
Realtek Semiconductor Corporation(a)	171,000	2,558,716
Sinbon Electronics Co., Ltd.(a)	848,000	6,980,632
Sporton International, Inc.(a)	1,181,805	8,748,501
Voltronic Power Technology Corporation(a)	73,108	3,125,855
Wistron Information Technology and Services Corporation(a)	819,248	3,577,983
		43,781,363
Thailand — 1.25%
Humanica PCL(a)	8,383,900	2,686,459
TQM Alpha PCL(a)	2,483,521	2,022,979
		4,709,438
United States — 1.70%
BizLink Holding, Inc.(a)	511,202	3,761,544
Frontage Holdings Corporation(a)(b)(c)	12,886,282	2,650,200
		6,411,744
Vietnam — 5.66%
Asia Commercial Bank JSC(a)	3,183,100	3,352,237
	Shares	Fair Value
COMMON STOCKS — 99.05% (continued)
Vietnam — 5.66% (continued)
FPT Corporation(a)	2,646,642	$10,347,066
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	4,856,264
Vincom Retail JSC(a)	3,002,820	2,750,133
		21,305,700
Total Common Stocks (Cost $334,178,325)		373,037,696

Total Investments — 99.05%
(Cost $334,178,325)		373,037,696

Other Assets in Excess of Liabilities — 0.95%		3,576,900

NET ASSETS — 100.00%		$376,614,596

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $24,314,265, representing 6.46% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $27,499,233, representing 7.30% of net assets.

Sector Composition (January 31, 2024)
Technology	24.5%
Consumer Discretionary	20.0%
Financials	15.0%
Consumer Staples	11.2%
Industrials	10.7%
Health Care	8.0%
Communications	3.5%
Real Estate	2.5%
Materials	2.4%
Energy	1.2%
Other Assets in Excess of Liabilities	1.0%
Total	100%

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Industry Composition (January 31, 2024)
Banks	7.4%
Food & Drug Stores	7.0%
IT Services	5.6%
Electronics Components	4.4%
Auto Parts	3.9%
Online Marketplace	3.9%
Home Products Stores	3.6%
Specialty & Generic Pharma	3.6%
Internet Media & Services	3.5%
Other Commercial Support Services	3.4%
Private Equity	2.6%
Semiconductor Devices	2.6%
Other Machinery & Equipment	2.5%
Specialty Chemicals	2.4%
Semiconductor Mfg	2.3%
Application Software	2.1%
Automotive Wholesalers	2.0%
Technology Distributors	1.9%
Consumer Electronics	1.8%
Packaged Food	1.8%
Health Care Services	1.8%
It Services	1.7%
Furniture	1.6%
Money Market	1.4%
Non-Alcoholic Beverages	1.4%
Exploration & Production	1.2%
Personal Care Products	1.1%
Professional Services	1.0%
Specialty Apparel Stores	1.0%
Other Industries (each less than 1%)	18.5%
Other Assets in Excess of Liabilities	1.0%
Total	100%